Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

June 20, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Variable Trust (the “Registrant”)

On behalf of its series Eaton Vance VT Bond Fund (the “New Fund”)

Post-Effective Amendment No. 26 (1933 Act File No. 333-44010)

Amendment No. 29 (1940 Act File No. 811-10067) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectus and statement of additional information (“SAI”) for the New Fund.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective 75 days from the date hereof.

The Amendment is being filed for the purpose of registering shares of the New Fund.  The investment objective of each New Fund is total return.  Under normal market conditions, the New Fund will invest at least 80% of its net assets in bonds and other income instruments.  The disclosure concerning the New Fund’s investment in bonds and other income instruments and its fundamental investment restrictions is substantially identical to disclosure contained in the prospectus and SAI of Eaton Vance Bond Fund filed with the Commission on February 26, 2014 (Accession No. 0000940394-14-000268).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

Securities and Exchange Commission

June 20, 2014

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President